SCHEDULE OF CAPITAL STOCK (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Balance at the beginning of the year	¥ 239,489	¥ 237,889	¥ 227,960
Share issuance upon initial public offering	18,750
Exercise of stock options	2,652	1,600
Issuance of capital stock			4,540
Capital stock issued for acquisition of subsidiary			5,389
Balance at the end of the year	¥ 260,891	¥ 239,489	¥ 237,889